Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Marketable Securities [Abstract]
Marketable securities, cost	$ 9,539	$ 5,982
Marketable securities, market value	9,803	5,303
Unrealized gain (loss) on marketable securities	954	$ (865)	$ 186
Proceeds from sale of marketable securities	1,011		2,361
Realized gain from sale of marketable securities	$ 102		$ 360